Share Based Payments (Details) shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 shares	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2009 shares	Jun. 30, 2008 shares	Jun. 30, 2007 shares	Jun. 30, 2005 shares	Jun. 30, 2004 shares
Share Based Payments (Details) [Line Items]
Number of director	4	4	6
Number of former director	2	2	2
Number of employees	10	9	8
Number of key management personnel	2	3	2
Number of consultant	4		5
Number of ordinary shares authorized under plan (in Shares)				60	45	30	22	12
Percentage of shareholders authorized securities	157.50%
Issued securities value (in Shares)	240
Percentage of default vesting conditions per year		25.00%
Ads Plan 2018 [Member]
Share Based Payments (Details) [Line Items]
Issued securities value (in Shares)	200
Percentage of default vesting conditions per year		25.00%